Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information
Document Type	20-F/A
Document Period End Date	Dec. 31, 2022
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38696
Entity Registrant Name	Niu Technologies
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No.1 Building, No. 195 Huilongguan East Road,
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	102208
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001744781
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Auditor Name	KPMG Huazhen LLP
Auditor Firm ID	1186
Auditor Location	Beijing, China
Amendment Flag	false
ICFR Auditor Attestation Flag	true
Business Contact
Document Information
Contact Personnel Name	Fion Wenjuan Zhou
City Area Code	+86
Local Phone Number	10-6432-1899
Contact Personnel Email Address	ir@niu.com
Entity Address, Address Line One	No.1 Building, No. 195 Huilongguan East Road,
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	102208
Entity Address, Country	CN
ADS
Document Information
Title of 12(b) Security	American depositary shares (one American depositaryshare representing two Class A ordinary shares, parvalue US$0.0001 per share)
Trading Symbol	NIU
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Document Information
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 pershare
Trading Symbol	NIU
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	137,719,542
Class B Ordinary Shares
Document Information
Entity Common Stock, Shares Outstanding	16,542,020